Argentina's Hyperinflationary Economy	12 Months Ended
Dec. 31, 2019
ARGENTINA’S HYPERINFLATIONARY ECONOMY
Disclosure of hyperinflationary reporting [text block]

7.    ARGENTINA’S HYPERINFLATIONARY ECONOMY.

Since July 2018, Argentina’s economy is considered hyper-inflationary under the provisions of IAS 29 - Financial Reporting in Hyperinflationary Economies. A number of qualitative and quantitative criteria led to this qualification; chief among them is the cumulative inflation rate over three years exceeding 100%.

In accordance with the provisions of IAS 29, the financial statements of the companies in Argentina in which Enel Chile has an interest have been retrospectively restated by applying a general price index to the historical cost, in order to reflect changes in the purchasing power of the Argentine currency as of the closing date of these financial statements.

The general price indices used at the close of the reporting periods are as follows:

General price index
From January 2015 to December 2017	85.52%
From January to December 2018	47.83%
From January to December 2019	53.64%

The following is a summary of the effect in the Consolidated Statements of Comprehensive Income of Enel Chile:

	As of December 31,
Result due to Hyperinflation	2019	2018
	ThCh$	ThCh$
Intangible assets other than goodwill	203	180
Property, plant and equipment	1,132,453	1,035,084
Equity	(5,805,120)	(3,743,959)
Other Services Provision	(664,454)	(1,189,452)
Other Variable Provisioning and Services	431	21,503
Employee benefits expenses	166,715	143,148
Other Fixed Operating Expenses	127,226	147,975
Financial income	(367,059)	(268,511)
Financial costs	44,707	67,707
Result due to Hyperinflation *	(5,364,898)	(3,786,325)

(*) Corresponds to the financial effect derived from the application of IAS 29 Financial Reporting in Hyperinflationary Economies, which is derived from the results arising from the net position of monetary assets and liabilities. This result is determined through the restatement of non-monetary assets and liabilities, as well as those income statements that are not determined from an updated base (see Note 34).

The cumulative effects of adoption IAS 29 as of January 1, 2018 on the financial statements of Enel Chile’s Argentine subsidiary was a credit of ThCh$664,470, net of tax, and was recognized as an adjustment to beginning retained earnings. (see Note 2.7.4).